Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 95,156	£ 80,918
Collateral cash	(16,772)	(18,823)
Netting	(911)	(1,305)
Net exposure	322,745	310,155
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	281,600	270,900
Collateral cash	(200)	(200)
Collateral non-cash	(215,700)	(217,500)
Netting	(100)	(500)
Net exposure	108,700	94,200
Credit risk | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	282,900	271,700
Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,300	21,200
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	41,300	21,200
Credit risk | Cash and balances at central banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,300	21,200
Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,700
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	9,000	9,700
Credit risk | Financial assets at FVOCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,700
Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,100	41,500
Off-Balance Sheet | Credit risk | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,200	41,600
Off-Balance Sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-Balance Sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Cash and balances at central banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	231,300	240,000
Collateral cash	(200)	(200)
Collateral non-cash	(215,700)	(217,500)
Netting	(100)	(500)
Net exposure	58,400	63,300
Financial assets at amortised cost | Credit risk | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	232,600	240,800
Financial assets at amortised cost | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Financial assets at amortised cost | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	208,800	207,400
Collateral cash	(200)	(200)
Collateral non-cash	(196,200)	(194,400)
Netting	0	0
Net exposure	54,500	53,100
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	166,400	165,200
Collateral cash	0	0
Collateral non-cash	(170,000)	(168,700)
Netting	0	0
Net exposure	9,700	9,900
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	23,900	26,800
Collateral cash	(100)	(100)
Collateral non-cash	(20,400)	(19,400)
Netting	0	0
Net exposure	18,700	21,500
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,500	6,100
Collateral cash	(100)	(100)
Collateral non-cash	(5,800)	(6,300)
Netting	0	0
Net exposure	800	0
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,600	6,900
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	22,900	19,300
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,400	2,400
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	2,400	2,400
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	210,100	208,200
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Gross carrying amount | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	166,700	165,400
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Gross carrying amount | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	24,500	27,000
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Gross carrying amount | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,600	6,300
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Gross carrying amount | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,900	7,100
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Gross carrying amount | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,400	2,400
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accumulated impairment | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(200)
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accumulated impairment | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(600)	(200)
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accumulated impairment | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(200)
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accumulated impairment | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(200)
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accumulated impairment | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,700	1,900
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	2,700	3,100
Financial assets at amortised cost | Credit risk | Loans and advances to banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,700	1,900
Financial assets at amortised cost | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non-trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,600	23,600
Collateral cash	0	0
Collateral non-cash	(19,500)	(23,100)
Netting	(100)	(500)
Net exposure	0	0
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non-trading | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,600	23,600
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non-trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	7,100
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,200	7,100
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	7,100
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,100	41,500
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,200	41,600
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	42,100	40,300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	13,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	15,300	14,200
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	12,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	42,200	40,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Gross carrying amount | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	13,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Gross carrying amount | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	15,400	14,300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Gross carrying amount | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Gross carrying amount | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	12,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Gross carrying amount | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Advances secured on residential property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Other unsecured advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to customers | Accumulated impairment | Amounts due from fellow banco santander group subsidiaries and joint ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,200
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,200
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Reverse repurchase agreements - non-trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Reverse repurchase agreements - non-trading | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Reverse repurchase agreements - non-trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Other financial assets at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	0	100
Loans and advances to customers | Credit risk | Financial assets at FVOCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Loans and advances to customers | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-Balance Sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,600
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	9,000	9,600
Debt securities | Credit risk | Financial assets at FVOCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,600
Debt securities | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-Balance Sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0